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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   12/31/2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ----------------------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Murphy
         -------------------------------
Title:    Managing Member of Discovery Group I, LLC
         ------------------------------------------
Phone:    312-920-2135
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Murphy               Chicago, Illinois     2/13/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
   NONE
-------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      2
                                        --------------------

Form 13F Information Table Entry Total:                42
                                        --------------------

Form 13F Information Table Value Total:         $ 190,396
                                        --------------------
                                            (thousands)

            THE CONFIDENTIAL PORTION OF THIS FORM 13F
       HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

      1       28-11635                      DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
      2       28-11637                      DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

                      FORM 13F INFORMATION TABLE
                              12/31/2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

ASHWORTH INC                  COM          04516H101   9,417   1,092,477   SH         SHARED-OTHER   1,2           1,092,477
CASCADE MICROTECH INC         COM          147322101  15,722   1,119,804   SH         SHARED-OTHER   1,2           1,119,804
CHOLESTECH CORP               COM          170393102   6,684     622,969   SH         SHARED-OTHER   1,2             622,969
COMM BANCORP INC              COM          200468106     634      15,131   SH         SHARED-OTHER   1,2              15,131
CORILLIAN CORP                COM          218725109   6,301   1,903,610   SH         SHARED-OTHER   1,2           1,903,610
DORMAN PRODUCTS INC           COM          258278100     570      55,582   SH         SHARED-OTHER   1,2              55,582
DYNAMICS RESH CORP            COM          268057106   5,119     366,427   SH         SHARED-OTHER   1,2             366,427
ELECTRONIC CLEARING
HOUSE IN             COM PAR.01 NEW        285562500   9,046     817,119   SH         SHARED-OTHER   1,2             817,119
ENCORE CAP GROUP INC          COM          292554102     914      52,500   SH         SHARED-OTHER   1,2              52,500
EXACTECH INC                  COM          30064E109   3,033     257,884   SH         SHARED-OTHER   1,2             257,884
FIDELITY SOUTHN CORP NEW      COM          316394105   1,358      79,202   SH         SHARED-OTHER   1                79,202
FIRST BUS FINL SVCS INC WIS   COM          319390100     972      43,200   SH         SHARED-OTHER   1                43,200
FIRST CTZNS BANC CORP    COM NO PAR        319459202   1,266       1,862   SH         SHARED-OTHER   1                 1,862
FIRST MARINER BANCORP         COM          320795107   1,703      90,649   SH         SHARED-OTHER   1                90,649
FNB FINANCIAL SERVICES CORP   COM          302526108     934      61,889   SH         SHARED-OTHER   1                61,889
GREENFIELD ONLINE INC         COM          395150105   6,945   1,031,918   SH         SHARED-OTHER   1,2           1,031,918
HAWK CORP                    CL A          420089104  11,306     761,355   SH         SHARED-OTHER   1,2             761,355
HINES HORTICULTURE INC        COM          433245107     131      36,494   SH         SHARED-OTHER   1,2              36,494
HUTTIG BLDG PRODS INC         COM          448451104   5,601     670,000   SH         SHARED-OTHER   1,2             670,000
LINCOLN BANCORP IND           COM          532879103   1,174      65,652   SH         SHARED-OTHER   1                65,652
MASSBANK CORP READ MASS       COM          576152102     957      28,611   SH         SHARED-OTHER   1                28,611
MATRIXX INITIATIVES INC       COM          57685L105   6,094     288,954   SH         SHARED-OTHER   1,2             288,954
MEDIWARE INFORMATION SYS INC  COM          584946107   2,165     211,223   SH         SHARED-OTHER   1,2             211,223
MERCHANTS BANCSHARES          COM          588448100     567      23,500   SH         SHARED-OTHER   1                23,500
NATIONAL MED HEALTH CARD SYS COM NEW       636918302  22,141     717,017   SH         SHARED-OTHER   1,2             717,017
NEW FRONTIER MEDIA INC        COM          644398109   5,660     803,974   SH         SHARED-OTHER   1,2             803,974
NORTHRIM BANCORP INC          COM          666762109     527      23,740   SH         SHARED-OTHER   1                23,740
NORTHWAY FINL INC             COM          667270102     210       5,832   SH         SHARED-OTHER   1                 5,832
NUTRACEUTICAL INTL CORP       COM          67060Y101   2,862     202,574   SH         SHARED-OTHER   1,2             202,574
PERCEPTRON INC                COM          71361F100     435      54,888   SH         SHARED-OTHER   1,2              54,888
POLYMEDICA CORP               COM          731738100  14,521     359,880   SH         SHARED-OTHER   1               359,880
PROVIDENT FINL HLDGS INC      COM          743868101     278       9,664   SH         SHARED-OTHER   1,2               9,664
PSB BANCORP INC               COM          693604100     562      48,845   SH         SHARED-OTHER   1                48,845
S1 CORPORATION                COM          78463B101   4,820   1,181,300   SH         SHARED-OTHER   1,2           1,181,300
SITEL CORP                    COM          82980K107   1,912     557,400   SH         SHARED-OTHER   1,2             557,400
SPANISH BROADCASTING SYS INC  CL A         846425882  18,732   3,224,029   SH         SHARED-OTHER   1,2           3,224,029
STRATTEC SEC CORP             COM          863111100     285       6,961   SH         SHARED-OTHER   1,2               6,961
SUSSEX BANCORP                COM          869245100   1,718     116,347   SH         SHARED-OTHER   1               116,347
TAYLOR CAP GROUP INC          COM          876851106     710      18,000   SH         SHARED-OTHER   1                18,000
TESSCO TECHNOLOGIES INC       COM          872386107   9,736     810,675   SH         SHARED-OTHER   1,2             810,675
TIB FINL CORP                 COM          872449103   1,114      72,196   SH         SHARED-OTHER   1                72,196
WARWICK VALLEY TEL CO         COM          936750108   5,560     255,030   SH         SHARED-OTHER   1,2             255,030

TOTAL                                                190,396  18,166,364                                          18,166,364